Events After the Reporting Date	12 Months Ended
Dec. 31, 2023
Events After the Reporting Period [Abstract]
EVENTS AFTER THE REPORTING DATE
NOTE 26:-	EVENTS AFTER THE REPORTING DATE

On January 21, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”), as amended on February 26, 2024, with YA II PN, LTD (“YA”), which provided for the sale of up to $20,000 of the Company’s Ordinary Shares (the “Advance Shares”). Of the $20,000 eligible to be sold pursuant to the SEPA, or the Commitment Amount, Company has sold 925,159 ordinary shares as of the issuance date of these financial statements. The Advance Shares to be purchased or purchased by YA pursuant to the SEPA are for a share price of 97% of the market price, which is defined as the lowest daily volume weighted average price of the Ordinary Shares during the three consecutive trading days commencing on the trading day immediately following the delivery of an advance notice to YA.

In connection with the SEPA, the Company may request pre-paid advances of the Commitment Amount, in an amount up to $5,000, each a Pre-Paid Advance. Each Pre-Paid Advance will be evidenced by a promissory note, each, a Promissory Note. Each Promissory Note will fully mature 24-months following its issuance and shall accrue interest on the outstanding principal balance thereon at a rate of 5% per annum, increasing to 18% per annum upon an Event of Default (as defined in the Promissory Note). Beginning 150 days after the issuance of a Promissory Note, the Company shall pay to YA a monthly installment payment of 10% of the original principal amount of the Promissory Note and accrued interest, payable in cash or by submitting an advance notice, where YA will offset the amount due to be paid to us under such notice against an equal amount of the monthly installment amount, at the Company’s option. If the Company elects to pay in cash, the installment amount shall also include a payment premium in the amount of 5% of the principal amount of the installment payment. The Promissory Note contains the Company’s customary representations and warranties and Events of Default.

In addition, pursuant to the SEPA, the Company issued to YA an aggregate of 55,293 of its Ordinary Shares, or the Commitment Shares, in satisfaction of payment of the commitment fee of $200.

YA will pay all brokerage fees and commissions and similar expenses in connection with the offer and sale of Ordinary Shares by YA pursuant to the SEPA The Company will pay the expenses (except brokerage fees and commissions and similar expenses) incurred to register under the Securities Act the offer and sale of the Ordinary Shares pursuant to the SEPA by YA.